Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	May 31, 2024	May 31, 2024
C000236355 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.84%	15.90%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	12.73%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.11%	7.00%